Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income [abstract]
Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15
Fee and commission income from contracts with customers broken down by main types of services, are detailed as follows:

	December 31,
	2025	2024	2023
Structured services	17,706	10,220	7,427
Letters of credit and guarantees	31,847	26,542	21,463
Credit commitments	11,568	7,710	4,675
Other commissions	812	1,011	—
Total fee and commission income	61,933	45,483	33,565
Fee and commission expenses	(2,920)	(1,082)	(1,046)
Total	59,013	44,401	32,519

Schedule of ordinary income that is expected to be recognized on the contracts in force	The following table presents accrued but unearned commissions to be deferred from outstanding contracts.:

December 31, 2025
Up to 1 year	9,386
From 1 to 2 years	1,359
More than 2 years	1,691
Total	12,436